Nationwide Small Cap Index Fund
FUND SUMMARY: NATIONWIDE SMALL CAP INDEX FUND
Objective
The Fund seeks to match the performance of the Russell 2000® Index ("Russell 2000 Index") as closely as possible before the deduction of Fund expenses.
Fees and Expenses

This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Nationwide Funds. More information about these and other discounts is available from your financial professional and in "Investing with Nationwide Funds" commencing on page 29 of this Prospectus and in "Additional Information on Purchases and Sales" commencing on page 76 of the Statement of Additional Information.

Shareholder Fees (paid directly from your investment)
Shareholder Fees - Nationwide Small Cap Index Fund		Class A Shares	Class B Shares	Class C Shares	Class R2 Shares	Institutional Class Shares
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)		5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)		none	5.00%	1.00%	none	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	[1]	2.00%	2.00%	2.00%	2.00%	2.00%
[1]	(as a percentage of amount redeemed or exchanged within 7 days of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment )
Annual Fund Operating Expenses - Nationwide Small Cap Index Fund		Class A Shares	Class B Shares	Class C Shares	Class R2 Shares	Institutional Class Shares
Management Fees	[1]	0.19%	0.19%	0.19%	0.19%	0.19%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%	none
Other Expenses		0.23%	0.08%	0.08%	0.23%	0.08%
Total Annual Fund Operating Expenses		0.67%	1.27%	1.27%	0.92%	0.27%
[1]	"Management Fees" have been restated to reflect the reduction of contractual investment advisory fees, effective February 1, 2012.

Example

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Nationwide Small Cap Index Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	640	777	927	1,362
Class B Shares	629	703	897	1,290
Class C Shares	229	403	697	1,534
Class R2 Shares	94	293	509	1,131
Institutional Class Shares	28	87	152	343

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption - Nationwide Small Cap Index Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class B Shares	129	403	697	1,290
Class C Shares	129	403	697	1,534

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 24.19% of the average value of its portfolio.

Principal Investment Strategies

The Fund employs a "passive" management, or indexing, approach, designed to match approximately the performance of the Russell 2000 Index before the deduction of Fund expenses. The Russell 2000 Index is composed of approximately 2,000 common stocks of small-cap U.S. companies in a wide range of businesses. Under normal circumstances, the Fund invests at least 80% of its net assets in a statistically selected sampling of equity securities of companies included in the Russell 2000 Index.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Small-cap risk – smaller companies are usually less stable in price and less liquid than are larger, more established companies. Therefore, they generally involve greater risk.

Index fund risk – the Fund does not use defensive strategies or attempt to reduce its exposure to poor performing securities. Further, correlation between the Fund's performance and that of the index may be negatively affected by the Fund's expenses, changes in the composition of the index, and the timing of purchase and redemption of Fund shares.

If the value of the Fund's investments goes down, you may lose money.

Performance

The following bar chart and table can help you evaluate the Fund's potential risks. The bar chart shows how the Fund's annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.nationwide.com/mutualfunds or by calling 800-848-0920.

Annual Total Returns – Class A Shares (Years Ended December 31,)

Best Quarter: 22.86% – 2nd qtr. of 2003 Worst Quarter: -26.17% – 4th qtr. of 2008
After-tax returns are shown in the table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

The inception dates for the Class R2 and Class C shares are March 9, 2007 and October 22, 2003, respectively. Pre-inception historical performance for Class R2 shares is based on the Fund's Class A shares. Pre-inception historical performance for Class C shares is based on the Fund's Class B shares. Performance for these classes has been adjusted to reflect differences in sales charges between classes, but not differing expenses.

Average Annual Total Returns For the Periods Ended December 31, 2011:
Average Annual Total Returns - Nationwide Small Cap Index Fund	1 Year	5 Years	10 Years	Inception Date
Class A Shares	(10.11%)	(1.59%)	4.33%
Class A Shares After Taxes on Distributions	(10.70%)	(2.09%)	3.61%
Class A Shares After Taxes on Distributions and Sales of Shares	(5.90%)	(1.45%)	3.55%
Class B Shares	(9.82%)	(1.37%)	4.30%
Class C Shares	(6.19%)	(1.02%)	4.32%	Oct. 22, 2003
Class R2 Shares	(4.80%)	(0.51%)	4.90%	Mar. 09, 2007
Institutional Class Shares	(4.35%)	(0.04%)	5.37%
Russell 2000 Index (The Index does not pay sales charges, fees or expenses.)	(4.18%)	0.15%	5.62%